Income Taxes - Schedule of Income Tax Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Income Tax Benefit [Abstract]
Current tax expense	¥ 6,369		¥ 7,567	¥ 1,359
Deferred tax benefit			(19)	(343)
Total	¥ 6,369	$ 873	¥ 7,548	¥ 1,016